Variable Interest Entities (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2011	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
New Mexico Data Center
Variable Interest Entity [Line Items]
Tax credit claimed as a percentage of original investment amount			39.00%
Tax credit claimed, term			7 years
Percentage of credit claimed for first three years			5.00%
Percentage of credit claimed for remaining four years			6.00%
Capital contribution by related party			$ 6
Principal amount of loan by party			16
Proceeds from other debt			21			$ 6	$ 6
Deferred finance costs, gross			$ 1
Percentage recapture for period of seven years as provided in Internal Revenue Code			100.00%
Joseph M. Molina, M.D. Professional Corporations (JMMPC)
Variable Interest Entity [Line Items]
Amount paid for health care services	$ 31	$ 27		$ 61	$ 52
Variable interest entity, total assets	13			13		17	31
Variable interest entity, total liabilities	$ 13			$ 13		$ 17	$ 31